Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2020
VARIABLE INTEREST ENTITIES [Abstract]
Schedule of VIE Amounts in Consolidated Balance Sheets
The following table represents amounts included in the Consolidated Balance Sheets attributable to AltaGas’ consolidated VIE:

As at	December 31, 2020	December 31, 2019
Current assets	$7	$6
Property, plant and equipment	358	371
Long-term investments and other assets	50	53
Current liabilities	(2)	(3)
Asset retirement obligations	(2)	(3)
Net assets	$411	$424